Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Total	IPO	Ratchet	DGD	THIO	Common Stock	Common Stock THIO Merger Agreement	Common Stock IPO	Common Stock Ratchet	Additional Paid-In Capital	Additional Paid-In Capital THIO Merger Agreement	Additional Paid-In Capital IPO	Additional Paid-In Capital Ratchet	Additional Paid-In Capital DGD	Accumulated Deficit	Accumulated other comprehensive income (loss)	Subscription Receivable	Total MAIA Equity	Total MAIA Equity THIO Merger Agreement	Total MAIA Equity DGD	Noncontrolling Interest	Noncontrolling Interest THIO Merger Agreement	Noncontrolling Interest DGD	Noncontrolling Interest THIO
Balance at Dec. 31, 2020	$ (1,616,300)					$ 443				$ 12,599,585					$ (15,934,113)		$ (2,002)	$ (3,336,087)			$ 1,719,787
Balance, Shares at Dec. 31, 2020						4,433,644
Issuance of restricted stock	27,500					$ 2	$ 70			27,498	$ (70)							27,500
Issuance of restricted stock, Shares						15,278	700,000
Issuance of common shares upon exercise of stock options	9,000					$ 1				8,999								9,000
Issuance of common shares upon exercise of stock options, Shares						5,000
Issuance of common shares upon exercise of warrants	529,425					$ 28				529,397								529,425
Issuance of common shares upon exercise of warrants, Shares						283,616
Issuance of common shares in connection with equity financing	5,860,503					$ 77				6,180,426							(320,000)	5,860,503
Issuance of common shares in connection with equity financing, Shares						772,563
Stock-based compensation	2,428,935			$ 161,460	$ 104,999					2,428,935								2,428,935					$ 161,460	$ 104,999
Net loss	(12,578,211)														(12,503,880)			(12,503,880)			$ (74,331)
Balance at Dec. 31, 2021	9,181,203					$ 758				37,618,438					(28,437,993)			9,181,203
Balance, Shares at Dec. 31, 2021						7,584,980
Cancellation of restricted common shares	(1)					$ (1)												(1)
Cancellation of restricted common shares, Shares						(5,557)
Issuance of stock options to satisfy accrued bonus	786,531									786,531								786,531
Issuance of stock options to satisfy deferred compensation	285,418									285,418								285,418
Issuance of common shares upon conversion of convertible notes	11,001,274					$ 138				11,001,136								11,001,274
Issuance of common shares upon conversion of convertible notes, Shares						1,375,228
Issuance of common shares upon conversion of SAFE	25,000									25,000								25,000
Issuance of common shares upon conversion of SAFE, Shares						5,208
Receipt of stock subscription receivable	322,002																$ 322,002	322,002
Transaction costs incurred in connection with Equity Financing	(118,332)									(118,332)								(118,332)
Reclassification of warrant liability to equity	1,952,000									1,952,000								1,952,000
Dissolution of firm											$ 813,805			$ 1,098,110					$ 813,805	$ 1,098,110		$ (813,805)	$ (1,098,110)
Issuance of common shares upon exercise of stock options	47,700					$ 3				47,697
Issuance of common shares upon exercise of stock options, Shares						26,500
Issuance of common shares upon exercise of warrants	110,000					$ 6				109,994
Issuance of common shares upon exercise of warrants, Shares						61,111
Issuance of common shares in connection with equity financing	2,373,561					$ 27				2,373,534
Issuance of common shares in connection with equity financing, Shares						263,729
Stock-based compensation	713,330									713,330
Modification of warrant in equity										450,478
Deemed dividend on modification of warrant										(450,478)
Foreign currency translation adjustment	1,721															$ 1,721
Net loss	(3,413,845)														(3,413,845)
Balance at Mar. 31, 2022	9,013,670					$ 794				40,862,993					(31,851,838)	1,721
Balance, Shares at Mar. 31, 2022						7,936,320
Balance at Dec. 31, 2021	9,181,203					$ 758				37,618,438					(28,437,993)			$ 9,181,203
Balance, Shares at Dec. 31, 2021						7,584,980
Issuance of common shares upon exercise of stock options	$ 84,000					$ 5				83,995
Issuance of common shares upon exercise of stock options, Shares	46,500					46,500
Issuance of common shares upon exercise of warrants	$ 385,400					$ 53				385,347
Issuance of common shares upon exercise of warrants, Shares						529,712
Issuance of common shares in connection with equity financing	2,473,560					$ 28				2,473,532
Issuance of common shares in connection with equity financing, Shares						274,840
Stock-based compensation	2,319,427									2,319,427
Modification of warrant in equity	450,578									450,578
Deemed dividend on modification of warrant	(450,578)									(450,578)
Foreign currency translation adjustment	(15,973)															(15,973)
Net loss	(15,769,279)														(15,769,279)
Balance at Dec. 31, 2022	8,507,793					$ 1,096				52,729,942					(44,207,272)	(15,973)
Balance, Shares at Dec. 31, 2022						10,955,904
Issuance of common shares		$ 8,750,095	$ 1,099,360					$ 230	$ 22			$ 8,749,865	$ 1,099,338
Issuance of common shares, Shares								2,300,000	219,872
Issuance of restricted stock	164,070					$ 4				164,066
Issuance of restricted stock, Shares						40,500
Stock-based compensation	537,522									537,522
Foreign currency translation adjustment	(9,301)															(9,301)
Net loss	(4,116,876)														(4,116,876)
Balance at Mar. 31, 2023	$ 5,083,208					$ 1,100				$ 53,431,530					$ (48,324,148)	$ (25,274)
Balance, Shares at Mar. 31, 2023						10,996,404